Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	1,105,413,815	(220,665,124)	884,748,691
Impairment loss	(3,250,000)	2,256,084	(993,916)
Disposal	(14,561,832)	3,653,193	(10,908,639)
Depreciation for the year	—	(37,693,733)	(37,693,733)

Balance, December 31, 2019	1,087,601,983	(252,449,580)	835,152,403
Additions	44,894,678	—	44,894,678
Impairment loss	(14,511,735)	10,654,428	(3,857,307)
Disposals	(6,500,000)	100,378	(6,399,622)
Depreciation for the year	—	(37,455,093)	(37,455,093)
Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059